Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Detailed information on intangible assets
Research and development expense	€ 50,506	€ 48,383	€ 96,423	€ 76,981
Depreciation and amortisation expense	€ 404,873	€ 387,001	804,547	749,377
Capitalized development costs
Detailed information on intangible assets
Depreciation and amortisation expense			€ 2,531	€ 369